Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2018 and December 31, 2017 are detailed in the tables below:

	December 31, 2017	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2018
U.S. Treasury debt securities	431	—	(100)	(1)	—	330

Total	431	—	(100)	(1)	—	330

*	Other Comprehensive Income

	December 31, 2016	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2017
U.S. Treasury debt securities	335	99	—	(3)	—	431

Total	335	99	—	(3)	—	431

*	Other Comprehensive Income